Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2014
Equity [Abstract]
Summary of Stock Option Activity
A summary of the Company’s stock option activity and related information for the year ended March 31, 2014 is as follows:

	Number of options	Exercise price	Weighted- average exercise price	Weighted- average remaining contractual terms (in years)	Aggregate intrinsic value
Outstanding at March 31, 2013	25,500	$24.68—$68.51	$52.32
Exercised	(23,700)	$24.68—$68.51	$53.27
Forfeited	(800)	$55.03—$60.38	$57.04
Granted	—	$—	$—

Outstanding at March 31, 2014	1,000	$26.09	$26.09	0.59	$85

Exercisable at March 31, 2014	1,000	$26.09	$26.09	0.59	$85

Vested at March 31, 2014	1,000		$26.09	0.59	$85

Summary of Net Income Per Share
Net income per share:

	Year ended March 31, 2014			Year ended March 31, 2013			Three months ended March 31, 2012			Year ended December 31, 2011
	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount
Basic EPS:	$360,387	44,276,003	$8.14	$266,206	44,677,603	$5.96	$47,252	44,476,429	$1.06	$182,680	44,405,539	$4.11
Effect of dilutive securities:
Stock options	—	3,121	—	—	37,508	—	—	112,578	—	—	85,943	—

Diluted EPS:	$360,387	44,279,124	$8.14	$266,206	44,715,111	$5.95	$47,252	44,589,007	$1.06	$182,680	44,491,482	$4.11